Business Combination and Goodwill (Details) - Schedule of identifiable assets acquired and liabilities assumed in the business combination ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)
Beijing Hengyue Acquisition [Member]
Business Acquisition [Line Items]
Fair value of consideration	¥ 76,496
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	17,776
Property and equipment	166
Intangible assets	52,047	[1]
Other assets	326
Accounts payable	(1,355)
Contract liabilities	(6,341)	[2]
Deferred tax liabilities	(13,496)
Deferred revenue from governments	(6,100)	[2]
Other liabilities	(6,745)
Total identifiable net assets at fair values	36,278
Goodwill	40,218	[3]
Yunnan Juren Acquisition [Member]
Business Acquisition [Line Items]
Fair value of consideration	20,000
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	1,344
Property and equipment	581
Accounts receivable	39
Other assets	2,744
Accounts payable	(193)
Other liabilities	(17,504)
Total identifiable net assets at fair values	(12,989)
Total shareholder interest on acquisition of subsidiary	32,989
Yunnan Hengshun Acquisition [Member]
Business Acquisition [Line Items]
Fair value of consideration	24,500
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	1,172
Property and equipment	2
Accounts receivable	1,467
Other assets	19,978
Other liabilities	(28,466)
Total identifiable net assets/(liabilities) at fair value	(5,847)
Goodwill	30,347
Beijing Tomrrow Acquisition [Member]
Business Acquisition [Line Items]
Fair value of consideration	76,500
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	1,631
Property and equipment	83
Accounts receivable	29
Other assets	106
Other liabilities	(6,617)
Total identifiable net liabilites at fair values	(4,768)
Less: non-controlling interests	837
Goodwill	¥ 80,431

[1]	Intangible assets acquired mainly included the government cooperative agreements with relevant local government of approximately RMB52,000 with an estimated useful life of 17 years. Such cooperative agreement would enable the Group get government subsidies for their publicly-sponsored students over the beneficial periods of 17 years.
[2]	The fair value of the contract liabilities and deferred revenue from governments were estimated based on the costs of fulfilling the obligations plus a normal profit margin under income approach.
[3]	Goodwill represents the excess of the purchase price over the fair value of the identifiable assets acquired and liabilities assumed in the acquisition. Goodwill is assigned to the formal education services reporting unit. Goodwill primarily represents the expected synergies from combining operations of Beijing Hengyue with those of the Group and intangible assets that do not qualify for separate recognition and is not deductible for tax purposes. In accordance with ASC350, goodwill is not amortized but is tested for impairment.